Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Dec. 31, 2009 Automotive Segment [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Mar. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jun. 30, 2012 Icahn Enterprises G.P. [Member]	Dec. 31, 2011 General partner [Member]	Dec. 31, 2011 Limited partner [Member]
General partner ownership percentage in Icahn Enterprises Holdings								1.00%
Special Profits Interest Allocations percentage				1.50%	1.50%	2.50%	2.50%
allocation of income and expenses among partners									1.00%	99.00%
Incentive allocation percentage				15.00%	15.00%	25.00%	25.00%
Research and development as a percentage of OE sales	3.80%	4.00%	4.70%
Research and Development Expense	$ 172	$ 156	$ 140